UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

August 31, 2012

1.805749.108

ISIG-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 70.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 8.0%
Fannie Mae:
0.5% 5/27/15	$ 716,000	$ 718,446
0.5% 7/2/15 (b)	27,005,000	27,096,034
Federal Home Loan Bank:
0.375% 11/27/13	1,330,000	1,332,381
0.875% 12/27/13	350,000	352,933
1% 6/21/17	1,410,000	1,431,862
Freddie Mac:
0.375% 11/27/13	4,229,000	4,236,570
1% 9/29/17	4,358,000	4,402,486
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		39,570,712
U.S. Treasury Obligations - 58.8%
U.S. Treasury Notes:
0.125% 8/31/13	13,400,000	13,391,625
0.125% 7/31/14	5,809,000	5,797,655
0.25% 4/30/14	33,378,000	33,391,054
0.25% 5/31/14	5,302,000	5,304,487
0.25% 9/15/14	7,557,000	7,559,358
0.25% 1/15/15	32,000,000	32,007,488
0.25% 7/15/15	24,026,000	24,001,590
0.375% 11/15/14	10,000,000	10,029,690
0.375% 3/15/15	117,000	117,329
0.5% 8/15/14 (d)	8,193,000	8,235,563
0.5% 10/15/14	4,564,000	4,588,961
0.5% 7/31/17	4,650,000	4,631,474
0.625% 7/15/14	10,355,000	10,430,239
0.625% 8/31/17	7,000,000	7,010,934
0.75% 6/15/14	4,786,000	4,830,495
0.75% 6/30/17	5,048,000	5,090,595
0.875% 11/30/16	10,834,000	11,017,669
0.875% 4/30/17	16,586,000	16,837,377
1% 9/30/16	19,685,000	20,126,377
1.25% 10/31/15	5,500,000	5,659,841
1.375% 11/30/15	11,293,000	11,671,496
1.875% 6/30/15	8,900,000	9,298,417
2.125% 11/30/14	5,648,000	5,884,510
2.125% 5/31/15	3,621,000	3,803,180
2.375% 8/31/14	1,687,000	1,758,566
2.375% 9/30/14	11,425,000	11,932,876
2.375% 10/31/14	7,948,000	8,311,247
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14	$ 1,487,000	$ 1,554,612
4.25% 8/15/15	7,374,000	8,224,893
TOTAL U.S. TREASURY OBLIGATIONS		292,499,598
Other Government Related - 4.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5988% 12/7/20 (NCUA Guaranteed) (e)	885,328	888,427
Series 2010-R2 Class 1A, 0.6143% 11/6/17 (NCUA Guaranteed) (e)	5,274,942	5,288,129
Series 2011-C1 Class 1A, 0.5743% 2/28/20 (NCUA Guaranteed) (e)	1,222,865	1,223,247
Series 2011-R1 Class 1A, 0.6943% 1/8/20 (NCUA Guaranteed) (e)	1,397,647	1,400,322
Series 2011-R4 Class 1A, 0.6258% 3/6/20 (NCUA Guaranteed) (e)	750,613	750,848
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	653,632
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,708,965
TOTAL OTHER GOVERNMENT RELATED		19,913,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $348,176,550)		351,983,880
U.S. Government Agency - Mortgage Securities - 9.6%

Fannie Mae - 1.0%
2.192% 10/1/35 (e)	16,232	17,167
2.223% 11/1/33 (e)	40,239	42,789
2.234% 3/1/35 (e)	15,285	16,156
2.26% 2/1/33 (e)	17,864	18,826
2.262% 12/1/34 (e)	16,664	17,592
2.294% 7/1/36 (e)	60,400	64,004
2.295% 4/1/33 (e)	184,735	194,840
2.304% 10/1/33 (e)	17,115	18,098
2.315% 7/1/35 (e)	8,142	8,614
2.332% 3/1/35 (e)	9,590	10,261
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.384% 2/1/36 (e)	$ 31,111	$ 33,382
2.393% 9/1/36 (e)	31,168	33,090
2.406% 1/1/35 (e)	74,344	79,503
2.422% 10/1/33 (e)	16,354	17,539
2.425% 3/1/35 (e)	2,385	2,470
2.427% 12/1/32 (e)	64,169	68,508
2.458% 7/1/34 (e)	9,462	10,054
2.533% 3/1/33 (e)	36,038	38,483
2.558% 6/1/36 (e)	10,481	11,241
2.63% 6/1/47 (e)	41,543	44,635
2.635% 2/1/37 (e)	147,572	158,555
2.692% 11/1/36 (e)	89,671	96,344
2.703% 7/1/35 (e)	18,681	20,065
2.869% 5/1/36 (e)	19,079	20,499
2.996% 4/1/36 (e)	119,634	128,537
3.121% 8/1/35 (e)	204,232	219,164
3.442% 12/1/32 (e)	675,415	718,107
5% 9/1/22 (c)	1,349,445	1,469,735
5.5% 10/1/20 to 4/1/21	1,165,362	1,267,028
5.984% 3/1/37 (e)	20,886	22,441
6% 6/1/16 to 10/1/16	19,695	20,953
6.5% 6/1/15 to 5/1/27	135,125	149,214
7% 12/1/12 to 11/1/14	16,183	16,837
9% 5/1/15 to 2/1/20	45,103	49,652
9.5% 11/1/21	198	213
10.5% 8/1/20	9,796	11,515
11.5% 7/15/19	14,158	15,949
12% 4/1/15	5,400	5,894
12.5% 3/1/16	406	435
		5,138,389
Freddie Mac - 1.3%
2.16% 6/1/33 (e)	83,988	88,715
2.195% 3/1/35 (e)	37,454	39,269
2.2% 3/1/37 (e)	10,555	11,172
2.298% 11/1/35 (e)	67,661	71,645
2.355% 4/1/34 (e)	338,972	361,348
2.357% 5/1/37 (e)	23,339	24,908
2.361% 2/1/37 (e)	15,401	16,170
2.375% 5/1/37 (e)	17,728	18,955
2.415% 7/1/35 (e)	345,585	365,825
2.478% 6/1/37 (e)	8,791	9,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.512% 2/1/36 (e)	$ 5,073	$ 5,374
2.533% 7/1/35 (e)	97,534	104,098
2.638% 4/1/37 (e)	30,412	32,675
2.673% 7/1/35 (e)	85,509	91,899
2.699% 10/1/35 (e)	85,353	91,205
2.699% 10/1/36 (e)	93,056	99,570
2.76% 5/1/37 (e)	289,417	311,001
2.76% 5/1/37 (e)	156,685	168,370
2.79% 6/1/37 (e)	64,704	69,530
2.97% 4/1/37 (e)	1,662	1,786
3.024% 7/1/36 (e)	35,434	37,847
3.135% 3/1/33 (e)	2,300	2,423
3.454% 10/1/35 (e)	14,436	15,513
4.46% 8/1/37 (e)	35,325	37,784
5% 9/1/35	3,680	3,996
5.5% 11/1/18 to 7/1/35	3,809,364	4,147,725
6.5% 12/1/21	126,182	140,660
7.5% 11/1/12	2,288	2,295
9% 10/1/16 to 12/1/18	11,506	12,541
9.5% 2/1/17 to 12/1/22	21,970	23,964
10% 6/1/18 to 6/1/20	4,327	5,118
10.5% 9/1/20	76	85
11.5% 10/1/15	1,349	1,429
12% 10/1/13 to 11/1/19	3,206	3,373
12.25% 11/1/14	1,894	1,956
12.5% 1/1/13 to 6/1/19	9,456	10,249
		6,429,821
Ginnie Mae - 7.3%
4% 9/15/25	180,103	195,594
4.5% 3/15/25 to 6/15/25	1,424,901	1,556,805
4.515% 3/20/62 (g)	1,849,876	2,086,233
4.55% 5/20/62 (g)	3,777,295	4,269,121
4.556% 12/20/61 (g)	1,963,015	2,209,259
4.604% 3/20/62 (g)	1,116,394	1,263,037
4.626% 3/20/62 (g)	831,043	939,638
4.65% 3/20/62 (g)	1,019,232	1,154,340
4.684% 1/20/62 (g)	2,507,688	2,834,299
4.804% 3/20/61 (g)	1,313,573	1,474,241
4.834% 3/20/61 (g)	2,351,314	2,640,575
5.508% 10/20/59 (g)	4,032,026	4,463,134
5.612% 4/20/58 (g)	962,157	1,022,455
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6.5% 8/20/38 to 9/20/38	$ 8,841,334	$ 10,035,501
8% 12/15/23	87,378	101,291
8.5% 1/15/17 to 3/15/17	17,954	19,496
10.5% 1/15/16 to 1/15/18	9,337	10,160
11% 10/20/13	282	289
		36,275,468
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $47,140,532)		47,843,678
Collateralized Mortgage Obligations - 16.3%

U.S. Government Agency - 16.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 0.97% 4/25/24 (e)	565,767	572,768
Series 2001-38 Class QF, 1.2155% 8/25/31 (e)	134,953	137,232
Series 2002-49 Class FB, 0.837% 11/18/31 (e)	156,828	157,680
Series 2002-60 Class FV, 1.2355% 4/25/32 (e)	34,699	35,321
Series 2002-74 Class FV, 0.6855% 11/25/32 (e)	901,409	907,424
Series 2002-75 Class FA, 1.2355% 11/25/32 (e)	71,080	72,355
Series 2008-76 Class EF, 0.7355% 9/25/23 (e)	322,263	323,582
Series 2010-15 Class FJ, 1.1655% 6/25/36 (e)	2,219,887	2,255,294
Series 2010-86 Class FE, 0.6855% 8/25/25 (e)	376,937	378,996
Series 2011-104 Class FK, 0.6055% 3/25/39 (e)	1,501,352	1,503,363
Series 2011-63 Class FL, 0.6355% 7/25/41 (e)	2,356,989	2,366,090
planned amortization Series 2003-74 Class PG, 4.5% 8/25/18	282,426	302,118
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	166,479	178,569
Series 2002-9 Class PC, 6% 3/25/17	246,767	263,682
Series 2003-92 Class PD, 4.5% 3/25/17	981,359	984,190
Series 2005-19 Class PA, 5.5% 7/25/34	670,243	741,067
Series 2005-52 Class PB, 6.5% 12/25/34	107,344	113,761
Series 2005-64 Class PX, 5.5% 6/25/35	655,659	734,555
Series 2012-94 Class E, 3% 6/25/22	1,320,000	1,393,259
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	37,580	39,892
Series 2002-57 Class BD, 5.5% 9/25/17	39,740	42,795
Series 2004-95 Class AN, 5.5% 1/25/25	147,003	154,249
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	738,226
Series 2009-14 Class EB, 4.5% 3/25/24	690,000	750,390
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2009-82 Class FD, 1.0855% 10/25/39 (e)	$ 993,766	$ 1,011,743
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	931,221	130,515
Series 2010-39 Class FG, 1.1555% 3/25/36 (e)	1,231,932	1,256,779
Series 2011-67 Class AI, 4% 7/25/26 (f)	365,535	41,334
Freddie Mac:
floater:
Series 240 Class F30, 0.5395% 7/15/36 (e)	1,758,950	1,760,967
Series 2448 Class FT, 1.2395% 3/15/32 (e)	179,389	182,543
Series 2526 Class FC, 0.6395% 11/15/32 (e)	141,945	142,629
Series 2530 Class FE, 0.8395% 2/15/32 (e)	92,556	93,499
Series 2630 Class FL, 0.7395% 6/15/18 (e)	12,573	12,666
Series 2711 Class FC, 1.1395% 2/15/33 (e)	758,904	770,813
Series 3419 Class FD, 1.0095% 2/15/38 (e)	917,741	932,826
Series 3835 Class FC, 0.5895% 5/15/38 (e)	2,526,179	2,529,263
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	39,788	42,295
Series 2363 Class PF, 6% 9/15/16	51,782	54,796
Series 2376 Class JE, 5.5% 11/15/16	41,196	43,997
Series 2381 Class OG, 5.5% 11/15/16	25,136	26,645
Series 2425 Class JH, 6% 3/15/17	53,082	56,778
Series 2684 Class FP, 0.7395% 1/15/33 (e)	1,206,645	1,210,386
Series 2695 Class DG, 4% 10/15/18	805,000	855,564
Series 3415 Class PC, 5% 12/15/37	274,398	299,074
Series 3763 Class QA, 4% 4/15/34	494,868	534,883
sequential payer:
Series 2145 Class MZ, 6.5% 4/15/29	758,851	864,098
Series 1929 Class EZ, 7.5% 2/17/27	526,705	589,545
Series 2357 Class ZB, 6.5% 9/15/31	418,472	470,928
Series 2570 Class CU, 4.5% 7/15/17	717	717
Series 2582 Class CG, 4% 11/15/17	802,169	816,465
Series 3013 Class VJ, 5% 1/15/14	260,162	266,859
Series 3578, Class B, 4.5% 9/15/24	700,000	766,495
Series 3659 Class EJ 3% 6/15/18	652,692	674,176
Series 3675 Class CA, 3% 4/15/20	5,096,592	5,281,084
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	392,027	402,612
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.717% 1/20/38 (e)	87,418	88,013
Series 2007-59 Class FC, 0.737% 7/20/37 (e)	322,535	325,221
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-73 Class FA, 1.097% 8/20/38 (e)	$ 602,222	$ 613,024
Series 2008-83 Class FB, 1.137% 9/20/38 (e)	605,405	616,232
Series 2009-116 Class KF, 0.7685% 12/16/39 (e)	390,586	393,546
Series 2010-14 Class QF, 0.6885% 2/16/40 (e)	1,889,820	1,908,637
Series 2010-53 Class FC, 1.057% 4/20/40 (e)	942,584	955,709
Series 2010-H17 Class FA, 0.5742% 7/20/60 (e)(g)	1,398,679	1,381,684
Series 2010-H18 Class AF, 0.5448% 9/20/60 (e)(g)	1,458,317	1,440,066
Series 2010-H19 Class FG, 0.5448% 8/20/60 (e)(g)	1,848,724	1,825,972
Series 2010-H27 Series FA, 0.6248% 12/20/60 (e)(g)	506,948	502,613
Series 2011-75:
Class FG, 0.637% 5/20/41 (e)	997,258	1,002,709
Class FM, 0.637% 5/20/41 (e)	1,086,278	1,092,311
Series 2011-H03 Class FA, 0.7448% 1/20/61 (e)(g)	1,483,266	1,480,276
Series 2011-H05 Class FA, 0.7448% 12/20/60 (e)(g)	930,505	928,636
Series 2011-H07 Class FA, 0.7448% 2/20/61 (e)(g)	1,480,444	1,477,456
Series 2011-H12 Class FA, 0.7348% 2/20/61 (e)(g)	1,925,865	1,921,010
Series 2011-H13 Class FA, 0.7448% 4/20/61 (e)(g)	799,262	797,689
Series 2011-H14:
Class FB, 0.7448% 5/20/61 (e)(g)	862,070	860,164
Class FC, 0.7448% 5/20/61 (e)(g)	873,636	871,813
Series 2011-H17 Class FA, 0.7748% 6/20/61 (e)(g)	1,122,817	1,122,265
Series 2011-H21 Class FA, 0.8448% 10/20/61 (e)(g)	1,188,703	1,192,213
Series 2012-H01 Class FA, 0.9448% 11/20/61 (e)(g)	974,877	982,935
Series 2012-H03 Class FA, 0.9448% 1/20/62 (e)(g)	649,331	654,769
Series 2012-H06 Class FA, 0.8748% 1/20/62 (e)(g)	981,966	986,520
Series 2012-H07 Class FA, 0.8748% 3/20/62 (e)(g)	571,937	574,613
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization class Series 2007-35 Class KF, 0.5385% 6/16/37 (e)	$ 802,882	$ 804,009
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	241,199	248,930
Series 2010-99 Class PT, 3.5% 8/20/33	292,512	302,887
Series 2011-68 Class EC, 3.5% 4/20/41	1,056,867	1,140,073
Series 1999-18 Class Z, 6.25% 5/16/29	1,198,780	1,383,201
Series 2010-H13 Class JA, 5.46% 10/20/59 (g)	4,676,180	5,129,957
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	1,977,299	2,234,195
Series 2010-H17 Class XP, 5.3019% 7/20/60 (e)(g)	2,654,038	3,002,160
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(g)	1,930,936	2,170,772
Series 2012-64 Class KB, 3.0545% 5/20/41 (e)	469,109	515,509
Series 2012-97 Class JF, 0.483% 8/16/42 (e)	720,000	718,676
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,607,938)		80,916,297
Commercial Mortgage Securities - 2.9%

Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	556,952	573,053
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	908,153
Series K705 Class A1, 1.626% 7/25/18	4,881,533	5,001,370
Series K710 Class A2, 1.883% 5/25/19	1,497,000	1,529,645
Series K706:
Class A1, 1.691% 6/25/18	1,960,457	2,012,124
Class A2, 2.323% 10/25/18	670,000	703,821
Series K709 Class A1, 1.56% 10/25/18	852,327	872,756
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	2,010,000	2,100,605
Series K501 Class A2, 1.655% 11/25/16	930,000	955,903
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,428,620)		14,657,430
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
General Electric Capital Corp. 2.625% 12/28/12 (Cost $1,704,971)	$ 1,702,000	$ 1,715,323
Cash Equivalents - 3.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12:
(Collateralized by U.S. Government Obligations) # (a)	$ 7,161,143	7,161,000
(Collateralized by U.S. Government Obligations) #	9,011,180	9,011,000
TOTAL CASH EQUIVALENTS (Cost $16,172,000)		16,172,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $508,230,611)		513,288,608
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(15,826,393)
NET ASSETS - 100%		$ 497,462,215
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
140 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	$ 30,880,938	$ 17,214

The face value of futures purchased as a percentage of net assets is 6.2%
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $70,364.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,011,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 5,414,109
Mizuho Securities USA, Inc.	2,241,209
RBS Securities, Inc.	1,355,682
$ 9,011,000
$7,161,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	7,161,000
$ 7,161,000
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 351,983,880	$ -	$ 351,983,880	$ -
U.S. Government Agency - Mortgage Securities	47,843,678	-	47,843,678	-
Collateralized Mortgage Obligations	80,916,297	-	80,916,297	-
Commercial Mortgage Securities	14,657,430	-	14,657,430	-
Corporate Bonds	1,715,323	-	1,715,323	-
Cash Equivalents	16,172,000	-	16,172,000	-
Total Investments in Securities:	$ 513,288,608	$ -	$ 513,288,608	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17,214	$ 17,214	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $508,197,606. Net unrealized appreciation aggregated $5,091,002, of which $5,303,199 related to appreciated investment securities and $212,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012